CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT (Parenthetical) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT
Fair value changes of liabilities due to instrument-specific credit risk, income taxes	$ 0	$ 0
Foreign currency translation adjustment, income taxes	0	$ 0
Ordinary shares, Threshold immaterial value	$ 500		$ 500